LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities	Rp (15,866)	$ (986)	Rp (10,276)
Long-term portion	Rp 25,518	$ 1,585	27,773
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings			362
Unamortized debt issuance cost			0
Total loans and other borrowings			362
Current maturities			Rp (362)